Offerings - Offering: 1	Aug. 05, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 44,280